Share Capital (Details) - Schedule of Ordinary Shares - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share Capital [Abstract]
Balance at beginning	227,798,346	227,798,346	227,246,596
Balance at beginning	$ 88,436,263	$ 88,436,263	$ 88,361,303
Issue at $0.12 under ESOP Plan (2021-11-05)			333,000
Issue at $0.12 under ESOP Plan (2021-11-05)			$ 39,960
Issue at $0.16 in lieu of payment for services (2021-12-17)			218,750
Issue at $0.16 in lieu of payment for services (2021-12-17)			$ 35,000
Less: Transaction costs arising on share issues
Less: Transaction costs arising on share issues
Issue at $0.12 on exercise of unlisted options (2024-03-12)	200,000
Issue at $0.12 on exercise of unlisted options (2024-03-12)	$ 67,780
Balance at ending	227,998,346	227,798,346	227,798,346
Balance at ending	$ 88,504,043	$ 88,436,263	$ 88,436,263